Derivative instruments (Narrative) (Detail) - Interest rate swap contract - Over-the-counter	Dec. 31, 2021	Dec. 31, 2020
Within 1 year
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	40.00%	50.00%
Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	36.00%	30.00%
Due after 5 years
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	25.00%	20.00%
UBS AG | Within 1 year
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	40.00%	50.00%
UBS AG | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	36.00%	30.00%
UBS AG | Due after 5 years
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	25.00%	20.00%